Shareholder Report, Holdings (Details) - C000244624 [Member]	Jan. 31, 2026
Ares Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Hercules Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Apollo Global Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Blackstone Secured Lending Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Blue Owl Capital, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Golub Capital BDC, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Blackstone, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.20%
Closed-End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.10%
Diversified Financial Servies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%